Currency translation rates (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure of foreign exchange rates [text block]
Closing exchange rate Average rate
1
As of For the quarter ended Year-to-date
30.6.22 31.3.22 31.12.21 30.6.21 30.6.22 31.3.22 30.6.21 30.6.22 30.6.21
1 CHF 1.05 1.08 1.10 1.08 1.04 1.08 1.10 1.06 1.09
1 EUR 1.05 1.11 1.14 1.19 1.06 1.12 1.20 1.09 1.20
1 GBP 1.22 1.31 1.35 1.38 1.25 1.33 1.39 1.29 1.39
100 JPY 0.74 0.82 0.87 0.90 0.76 0.85 0.91 0.80 0.92
1 Monthly income statement items of operations with a

functional currency other than the US dollar are translated into

US dollars using month-end

rates. Disclosed average rates for a quarter

represent an average
of three month-end

rates, weighted

according to the

income and expense

volumes of all

operations of UBS

AG with the

same functional currency

for each month.

Weighted average rates

for individual business
divisions may deviate from the weighted average rates for UBS AG.